Investment Objectives and Goals - CornerCap Fundametrics Large-Cap ETF	Jul. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CornerCap Fundametrics® Large-Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The CornerCap Fundametrics® Large-Cap ETF (the “Fund”) seeks long-term capital appreciation.